Mineral Royalty Interests - Summary of Mineral Royalty Interest (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) oz
Bottom of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	0.15%
Top of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	2.70%
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Net smelter return royalty percentage	0.50%
Percentage of repurchase of net smelter return of royalty	50.00%
Repurchase Amount Of Net Smelter Return Of Royalty	$ 4
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Percentage of gross revenue from royalty	1.00%
Mt Todd [Member] | Top of range [member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Maximum percentage in royalty rate	2.00%
Brewery Creek Royalty [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Upfront cash payment for Royalty interest	$ 3
Net smelter return royalty percentage	2.00%
Ounces of gold mined from ore extracted from the property before step up in royalty percentage | oz	600,000
Net smelter return royalty percentage after step up	2.75%
Total consideration owed by Mine Operator upon election of reacquisition of royalty interest	$ 2